AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
                                       and
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Accounts")

                                  Supplement to
               Ameritas Low Load Variable Universal Life ("LLVL")
        Ameritas Low-Load Survivorship Variable Universal Life ("LLSVUL")
                 Ameritas No Load Variable Annuity ("NLVA 6150")
                         Prospectuses Dated May 1, 2007

                 Ameritas No Load Variable Annuity ("NLVA 4080")
                          Prospectus Dated May 1, 2006

                          Supplement Dated May 31, 2007

1. Effective June 30, 2007, the names of the following Rydex Variable Trust ("Rydex") portfolios will be changed as reflected in the table below (some portfolios are not available in all products):

-------------------------------------- ----------------------------------------------- ------------------------------------------
      Current Portfolio Names                New Names Effective June 30, 2007            Available in the following products:
-------------------------------------- ----------------------------------------------- ------------------------------------------
Government Long Bond Advantage         Government Long Bond 1.2x Strategy              LLVL, LLSVUL, NLVA 6150, NLVA 4080
-------------------------------------- ----------------------------------------------- ------------------------------------------
Inverse Government Long Bond           Inverse Government Long Bond Strategy           NLVA 6150
-------------------------------------- ----------------------------------------------- ------------------------------------------
Inverse OTC                            Inverse OTC Strategy                            NLVA 6150
-------------------------------------- ----------------------------------------------- ------------------------------------------
Inverse S&P 500                        Inverse S&P 500 Strategy                        LLVL, LLSVUL, NLVA 6150, NLVA 4080
-------------------------------------- ----------------------------------------------- ------------------------------------------
Russell 2000 Advantage                 Russell 2000 1.5x Strategy                      NLVA 6150
-------------------------------------- ----------------------------------------------- ------------------------------------------

Therefore, in each product prospectus, all references to the current portfolios are changed to the new names on June 30, 2007.

2. Effective August 1, 2007, the non-fundamental policy of each portfolio listed above (except Inverse OTC) to invest at least 80% of their net assets in a particular investment will be rescinded. Until August 1, 2007, each portfolio listed above (except Inverse OTC) will continue to be subject to the non-fundamental investment policy to invest at least 80% of their net assets in a particular investment as set forth in the current Rydex prospectus.

The name changes and rescission of the non-fundamental investment policies do not in any way affect the investment objectives of the portfolios, which remain unchanged, or the manner in which the portfolios seek to meet their respective investment objectives.

All other provisions of your Policy remain as stated in your Policy and prospectus.

               This Supplement should be retained with the current
                  prospectus for your variable Policy issued by
                          Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-255-9678.